Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Fair Value Hedging [Member]
Derivative [Line Items]
Derivative Assets	$ 12	$ 5
Fair Value Hedging [Member] | PrepaidExpensesandandOther [Member]
Derivative [Line Items]
Derivative Assets		5
Fair Value Hedging [Member] | Other Assets and Deferred Charges [Member]
Derivative [Line Items]
Derivative Assets	12
Net Investment Hedging [Member]
Derivative [Line Items]
Derivative Assets	207	97
Nonderivative Hedging Instruments	4,616	6,068
Net Investment Hedging [Member] | Other Assets and Deferred Charges [Member]
Derivative [Line Items]
Derivative Assets	207	97
Net Investment Hedging [Member] | LongTermDebtDueWithinOneYear(HedgedItem) [Member]
Derivative [Line Items]
Nonderivative Hedging Instruments	766	973
Net Investment Hedging [Member] | Long-term Debt [Member]
Derivative [Line Items]
Nonderivative Hedging Instruments	3,850	5,095
Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Assets	293	619
Derivative Liabilities	611	2
Cash Flow Hedging [Member] | Other Assets and Deferred Charges [Member]
Derivative [Line Items]
Derivative Assets	293	619
Cash Flow Hedging [Member] | Accrued Liabilities [Member]
Derivative [Line Items]
Derivative Liabilities	1	1
Cash Flow Hedging [Member] | Deferred Income Taxes and Other [Member]
Derivative [Line Items]
Derivative Liabilities	$ 610	$ 1